Marketable Securities	3 Months Ended
Jun. 30, 2022
Marketable Securities
Marketable Securities

4.           MARKETABLE SECURITIES

As at June 30, 2022, the fair value of its current holdings was $409,817 (March 31, 2022 - $311,293) and the positive change of fair value adjustment of $98,524 for the period ended June 30, 2022 (June 30, 2021 – negative change of fair value adjustment of $68,163). The marketable securities include 5.5 million units (shares and warrants) of Carlyle Commodities Corp., a Canadian public company listed on TSX-V exchange.

As at June 30, 2022, the Company held the following marketable securities:

Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase(Decrease)
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	5,500,000	907,500	220,000	(687,500)
Carlyle Commodities Corp - Warrants	5,500,000	727,000	172,000	(555,000)
Other	2,275,002	18,356	17,817	(539)
Total	13,275,002	1,652,856	409,817	(1,243,039)